Schedule of property plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning	$ 41,728	$ 41,181
Additions	1,839	976
Disposals	(84)	(429)
Transfers
Property, plant and equipment, cost, ending	43,483	41,728
Property, plant and equipment, accumulated depreciation, beginning	28,495	25,546
Disposals	(83)	(12)
Depreciation for the year	2,596	2,961
Property, plant and equipment, accumulated depreciation, ending	31,008	28,495
Property, plant and equipment, net book value	12,475	13,233
Plant [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning	15,440	15,326
Additions	1	114
Disposals
Transfers	36
Property, plant and equipment, cost, ending	15,477	15,440
Property, plant and equipment, accumulated depreciation, beginning	13,402	13,130
Disposals
Depreciation for the year	281	272
Property, plant and equipment, accumulated depreciation, ending	13,683	13,402
Property, plant and equipment, net book value	1,794	2,038
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning	1,979	1,979
Additions
Disposals
Transfers
Property, plant and equipment, cost, ending	1,979	1,979
Property, plant and equipment, accumulated depreciation, beginning	362	201
Disposals
Depreciation for the year	161	161
Property, plant and equipment, accumulated depreciation, ending	523	362
Property, plant and equipment, net book value	1,456	1,617
Vehicles and Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning	23,270	23,024
Additions	585	260
Disposals	(84)	(14)
Transfers	20
Property, plant and equipment, cost, ending	23,791	23,270
Property, plant and equipment, accumulated depreciation, beginning	14,731	12,215
Disposals	(83)	(12)
Depreciation for the year	2,154	2,528
Property, plant and equipment, accumulated depreciation, ending	16,802	14,731
Property, plant and equipment, net book value	6,989	8,539
Improvements and Advances [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning	1,039	852
Additions	1,253	602
Disposals		(415)
Transfers	(56)
Property, plant and equipment, cost, ending	2,236	1,039
Property, plant and equipment, accumulated depreciation, beginning
Disposals
Depreciation for the year
Property, plant and equipment, accumulated depreciation, ending
Property, plant and equipment, net book value	$ 2,236	$ 1,039